Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 02, 2024	Feb. 25, 2023	Feb. 26, 2022	Feb. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Ty R. Silberhorn(1)		Joseph F. Puishys(2)		Average Summary Compen- sation Table Total for Non-PEO NEOs ($)(3)	Average Compen-sation Actually Paid to Non-PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based on			Net Income(8)	Consolid-ated Adjusted EBIT(9)
	Summary Compen-sation Table Total for Current PEO ($)	Compen- sation Actually Paid to Current PEO ($)(4)	Summary Compen-sation Table Total for Former PEO ($)	Compen-sation Actually Paid to Former PEO ($)(4)			Total Shareholder Return ($)(5)	New Peer Group Total Shareholder Return ($)(6)	Current Peer Group Total Shareholder Return ($)(7)	($ in '000s)	($ in '000s)
2024	5,498,397	8,575,259	—	—	1,655,140	2,188,390	207.19	195.04	147.87	99,613	143,638
2023	4,030,529	5,040,544	—	—	1,103,978	806,179	162.99	158.76	133.20	104,107	124,281
2022	3,199,648	4,021,469	—	—	1,162,101	1,433,330	158.44	146.23	144.50	3,486	81,165
2021	1,759,313	2,067,075	4,275,337	6,149,762	960,766	1,437,708	127.65	143.70	146.85	15,436	88,614

Named Executive Officers, Footnote	Ty R. Silberhorn became President and Chief Executive Officer effective January 4, 2021, which was near the end of our fiscal 2021.
(2)Joseph F. Puishys served as President and Chief Executive Officer from August 22, 2011 through January 3, 2021.
(3)The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

2024	2023	2022	2021
Matthew J. Osberg	Mark R. Augdahl	Nisheet Gupta	Nisheet Gupta
Nicholas C. Longman	Curtis J. Dobler	Curtis J. Dobler	Curtis J. Dobler
Curtis J. Dobler	Brent C. Jewell	Brent C. Jewell	Gregory J. Sachs
Brent C. Jewell	Nicholas C. Longman	Troy R. Johnson	Maureen A. Hayes
Mark R. Augdahl	Nisheet Gupta		Brent C. Jewell

Peer Group Issuers, Footnote	The current peer group used in the Fiscal 2023 Pay Versus Performance table is the S&P SmallCap 600 Growth Index.
Changed Peer Group, Footnote	The new peer group used in this Pay Versus Performance table is the S&P 600 Industrials Index, which is the same industry index the Company uses for purposes of the stock performance graph in our 2024 Annual Report on Form 10-K. Effective as of February 26, 2023, the Company changed industry indexes from the S&P SmallCap 600 Growth Index to the S&P 600 Industrials Index. We believe that the S&P Industrials Index is the best available published industry index, composed of companies with similar market capitalization and a mix of GICS classifications that reasonably reflect our diverse business activities, although most of the direct competitors in our various business units are either privately owned or are divisions of larger, publicly owned companies.
Adjustment To PEO Compensation, Footnote	The table below sets forth the amounts deducted from and added to the "Summary Compensation Table" beginning on page 56 total compensation to calculate CAP to Mr. Silberhorn and Mr. Puishys average CAP to the Non-PEOs.

	2024			2023			2022		2021
	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,498,397	—	1,655,140	4,030,529	—	1,103,978	3,199,648	1,162,101	1,759,313	4,275,337	960,766
Adjustments for Equity Awards
Subtract grant date values in Summary Compensation Table	(1,732,495)	—	(617,341)	(1,469,984)	—	(361,560)	(1,399,993)	(464,524)	(1,399,997)	(1,753,721)	(468,809)
Add year-end fair value of unvested awards granted in current year	3,209,828	—	991,425	1,654,387	—	248,826	1,836,407	594,280	1,707,759	—	894,111
Add year-over-year difference of year-end fair values for unvested awards granted in prior years	1,586,202	—	165,718	814,783	—	84,515	371,232	110,430	—	—	31,485
Add fair values at vest date for awards granted and vested in current years	—	—	—	—	—	—	—	—	—	4,120,514	48,015
Add (subtract) difference between prior year-end fair values and vest date fair values for awards granted in prior years	(44,916)	—	(15,559)	(35,891)	—	(18,396)	—	27,786	—	(492,368)	(27,860)
Subtract forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(256,277)	—	—	—	—	—
Add dividends or dividend equivalents not otherwise included in total compensation	58,243	—	9,007	46,720	—	5,093	14,175	3,257	—	—	—
Compensation Actually Paid	8,575,259	—	2,188,390	5,040,544	—	806,179	4,021,469	1,433,330	2,067,075	6,149,762	1,437,708

Non-PEO NEO Average Total Compensation Amount	$ 1,655,140	$ 1,103,978	$ 1,162,101	$ 960,766
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,188,390	806,179	1,433,330	1,437,708
Adjustment to Non-PEO NEO Compensation Footnote	The table below sets forth the amounts deducted from and added to the "Summary Compensation Table" beginning on page 56 total compensation to calculate CAP to Mr. Silberhorn and Mr. Puishys average CAP to the Non-PEOs.

	2024			2023			2022		2021
	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Average of Non-PEO NEOs ($)	Current PEO ($)	Former PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,498,397	—	1,655,140	4,030,529	—	1,103,978	3,199,648	1,162,101	1,759,313	4,275,337	960,766
Adjustments for Equity Awards
Subtract grant date values in Summary Compensation Table	(1,732,495)	—	(617,341)	(1,469,984)	—	(361,560)	(1,399,993)	(464,524)	(1,399,997)	(1,753,721)	(468,809)
Add year-end fair value of unvested awards granted in current year	3,209,828	—	991,425	1,654,387	—	248,826	1,836,407	594,280	1,707,759	—	894,111
Add year-over-year difference of year-end fair values for unvested awards granted in prior years	1,586,202	—	165,718	814,783	—	84,515	371,232	110,430	—	—	31,485
Add fair values at vest date for awards granted and vested in current years	—	—	—	—	—	—	—	—	—	4,120,514	48,015
Add (subtract) difference between prior year-end fair values and vest date fair values for awards granted in prior years	(44,916)	—	(15,559)	(35,891)	—	(18,396)	—	27,786	—	(492,368)	(27,860)
Subtract forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	(256,277)	—	—	—	—	—
Add dividends or dividend equivalents not otherwise included in total compensation	58,243	—	9,007	46,720	—	5,093	14,175	3,257	—	—	—
Compensation Actually Paid	8,575,259	—	2,188,390	5,040,544	—	806,179	4,021,469	1,433,330	2,067,075	6,149,762	1,437,708

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	The chart below presents a graphical comparison of the Company’s TSR to the Peer Group TSR for the three-year period.
Tabular List, Table
The table below lists the most important financial measures used by the Company to link compensation actually paid to the Company’s PEO and non-PEO NEOs to the Company's performance during fiscal 2024.

Most Important Measures for Determining NEO Pay
Adjusted Earnings before Interest and Taxes (either Consolidated or Operating Segment) ("Adjusted EBIT")
Adjusted Return on Invested Capital ("Adjusted ROIC")
Net Sales

Total Shareholder Return Amount	$ 207.19	162.99	158.44	127.65
Peer Group Total Shareholder Return Amount	195.04	158.76	146.23	143.70
Net Income (Loss)	$ 99,613,000	$ 104,107,000	$ 3,486,000	$ 15,436,000
Company Selected Measure Amount	143,638,000	124,281,000	81,165,000	88,614,000
Additional 402(v) Disclosure	This value is based on the Company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending on the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period. Fiscal 2023 Net Income was incorrectly reported as $87,900,000 in the Pay Versus Performance table of our 2023 Proxy Statement. In this Proxy Statement, Fiscal 2023 Net Income has been updated to match the Company's 2023 Annual Report on Form 10-K.
Peer Group Total Shareholder Return Amount, Two	$ 147.87	$ 133.20	$ 144.50	$ 146.85
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings before Interest and Taxes (either Consolidated or Operating Segment) ("Adjusted EBIT")
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and non-PEO NEOs for fiscal 2024 to our performance is Adjusted EBIT, a non-GAAP measure which is further defined on page 37, and in Appendix A to this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital ("Adjusted ROIC")
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Ty R. Silberhorn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,498,397	4,030,529	3,199,648	1,759,313
PEO Actually Paid Compensation Amount	$ 8,575,259	5,040,544	4,021,469	2,067,075
PEO Name	Ty R. Silberhorn
Joseph F. Puishys [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	4,275,337
PEO Actually Paid Compensation Amount	0	0	0	6,149,762
PEO | Ty R. Silberhorn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,732,495)	(1,469,984)	(1,399,993)	(1,399,997)
PEO | Ty R. Silberhorn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,209,828	1,654,387	1,836,407	1,707,759
PEO | Ty R. Silberhorn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,586,202	814,783	371,232	0
PEO | Ty R. Silberhorn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Ty R. Silberhorn [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,243	46,720	14,175	0
PEO | Ty R. Silberhorn [Member] | Difference Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,916)	(35,891)	0	0
PEO | Ty R. Silberhorn [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Joseph F. Puishys [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		(1,753,721)
PEO | Joseph F. Puishys [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Joseph F. Puishys [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Joseph F. Puishys [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		4,120,514
PEO | Joseph F. Puishys [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
PEO | Joseph F. Puishys [Member] | Difference Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		(492,368)
PEO | Joseph F. Puishys [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(617,341)	(361,560)	(464,524)	(468,809)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	991,425	248,826	594,280	894,111
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,718	84,515	110,430	31,485
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	48,015
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,007	5,093	3,257	0
Non-PEO NEO | Difference Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,559)	(18,396)	27,786	(27,860)
Non-PEO NEO | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (256,277)	$ 0	$ 0